EQUIPMENT (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Depreciation		$ 55,616	$ 19,781
Canfield [Member]
Depreciation			63,758	$ 62,825
Copa Di Vino Corporation [Member]
Depreciation	$ 151,800		$ 173,300	$ 177,000